Schedule of General and administrative expenses (Details) - General And Administrative Expenses [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
DisclosureCostsAndExpensesByNatureLineItems [Line Items]
Employee compensation	$ (216)	$ (191)	$ (414)	$ (376)
Total	(83)	(48)	(161)	(112)
Depreciation, depletion and amortization	(24)	(21)	(47)	(45)
Total	$ (323)	$ (260)	$ (622)	$ (533)